SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - Reliance, Inc. Master 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
Entity tax identification number	95-1142616
Plan number	003
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
Participant Contributions Transferred Late to the Plan	$ 2,606	$ 1,112
Contributions Not Corrected	2,550
Contributions Corrected Outside VFCP	$ 56	$ 1,112